Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,953,000
Previously Paid Amount	0.00
Total Fee Amount	758.30
Total Offset Amount	0.00
Net Fee	758.30
Narrative - Max Aggregate Offering Price	$ 4,953,000
Final Prospectus	true